INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations	34.00%	34.00%	34.00%
Operating Loss Carryforwards	$ 8,140,000	$ 5,131,000	$ 2,177,000